Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of internal credit grades [line items]
Financial assets	$ 2,975	$ 3,081	$ 2,913
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	2,091	2,255	2,192
Trade receivables past due and not impaired | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	508	491	286
Trade receivables past due and not impaired | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	304	279	360
Trade receivables past due and not impaired | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 72	$ 56	$ 75